Royalty obligation (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 08, 2021	Dec. 14, 2011	Jun. 28, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Initial payment received				$ 8,000,000.0
Gross proceeds	$ 29,500,000
Royalty financing fee			$ 1,500,000
Remaining payment received				$ 3,000,000.0
Royalty payment Minimum Repayment			825,000
Cumulative royalty payment			$ 16,500,000
GSR from graphite concentrate sales percetage			3.00%
Option to reduce royalty payment			$ 20,000,000
Reduce the GSR to upon payment percentage				3.00%
Accrued interest percentage				15.00%
Receive royalty percentage on gross revenues			1.00%
Royalty obligation at fair value					$ 6,500,000
Discount rate percentage					13.80%
Deferred royalty funding					$ 3,000,000.0
Perpetual royalty on the estimated revenues					3.00%
Remaining life of mine for Phase 1					30 years
Recognition total of capitalized legal fees					$ 169,279
Initial carrying value royalty obligation					6,330,721
Accretion of royalty obligation				$ 904,771	0
Royalty obligation				7,731,196	6,330,721
Remeasurement of royalty obligation				$ 495,704	$ 0
Malagasy Minerals Limited [Member]
Statement [Line Items]
Description of Joint Venture Agreement		the Company entered into a Definitive Joint Venture Agreement ("JVA") with Malagasy Minerals Limited ("Malagasy") to acquire a 75% interest in a property package that included the Molo graphite and Green Giant vanadium exploration claims. On April 16, 2014, the Company signed a Sale and Purchase Agreement and a Mineral Rights Agreement (together “the Agreements”) with Malagasy to acquire the remaining 25% interest, subject to Malagasy retaining a 1.5% net smelter royalty (“NSR”). Prior to becoming a Director of the Company, Brett Whalen purchased an option to acquire the 1.5% NSR from Malagasy upon the mine achieving commercial production in return for a further payment to Malagasy